Significant Transactions with Related Parties and Non-Controlling Shareholders of Subsidiaries - Related parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related party transaction
Interest paid		$ 132	$ 152
Balances with related parties included in:
Accounts receivable-related parties	$ 2,782	3,860
Accounts payable	6,507	20
Amounts due from related parties	889	8,544
Amounts due to related parties	432	7,021
Marketing services
Related party transaction
Expenses	13,249	10,567	9,142
Indirect subsidiaries of CK Hutchison
Related party transaction
Interest paid		132
Guarantee fee on bank borrowing		320	471
Balances with related parties included in:
Accounts receivable-related parties	2,709	2,761
Amounts due from related parties		23
Amounts due to related parties	$ 432	454
Period of repayable on demand and interest-bearing (in months)	1 month
Indirect subsidiaries of CK Hutchison | Sales
Related party transaction
Sales	$ 8,306	8,486	9,794
Indirect subsidiaries of CK Hutchison | Marketing services
Related party transaction
Expenses	546	372	741
Indirect subsidiaries of CK Hutchison | Management services
Related party transaction
Expenses	922	897	874
Equity investees
Related party transaction
Purchases	2,827	1,182	280
Balances with related parties included in:
Accounts receivable-related parties	73	1,099
Accounts payable	6,507	20
Amounts due from related parties	889	893
Amounts due to related parties		6,567
Other deferred income	1,356	1,648
Equity investees | Research and development services
Related party transaction
Sales	7,832	9,682	8,429
Equity investees | Marketing services
Related party transaction
Expenses	$ 12,703	10,195	8,401
Equity investees | Dividend receivable
Balances with related parties included in:
Amounts due from related parties		$ 7,628
Immediate holding company
Related party transaction
Interest paid			$ 152